SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	3 Months Ended
Mar. 31, 2021
Wilco Holdco Inc
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

WILCO HOLDCO, INC.

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

$ in thousands	Balance at Beginning of Year	Additions	Deductions / Adjustments	Balance at End of Year
Year ended December 31, 2020
Allowance for doubtful accounts(1)	80,350	16,231	(26,888)	69,693
Valuation allowance for deferred tax assets(2)	23,562	—	(981)	22,581

Year ended December 31, 2019
Allowance for doubtful accounts(1)	77,115	22,191	(18,956)	80,350
Valuation allowance for deferred tax assets(3)	58,505	—	(34,943)	23,562

Year ended December 31, 2018
Allowance for doubtful accounts(1)	69,350	37,368	(29,603)	77,115
Valuation allowance for deferred tax assets(4)	52,310	6,195	—	58,505

(1)

The additions to the allowance for doubtful accounts represent the provision for doubtful accounts that is recorded based upon the Company’s evaluation of the collectability of accounts receivable. Deductions/Adjustments are primarily related to actual write-offs of receivables and other adjustments.